Stock-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands														1 Months Ended														3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 15, 2023 shares	Jun. 01, 2023 $ / shares shares	Mar. 01, 2023 $ / shares shares	Oct. 12, 2022 $ / shares shares	Jun. 15, 2022 $ / shares shares	Jun. 02, 2022 $ / shares shares	Mar. 31, 2022 shares	Feb. 25, 2022 installment $ / shares shares	Dec. 17, 2021 installment $ / shares shares	Oct. 29, 2021 tranche $ / shares shares	Jun. 03, 2021 $ / shares shares	Mar. 30, 2021 installment $ / shares shares	Jun. 04, 2020 $ / shares shares	Dec. 31, 2023 shares	Nov. 30, 2023 shares	Apr. 30, 2023 shares	Mar. 31, 2023 shares	Feb. 28, 2023 shares	Dec. 31, 2022 shares	Oct. 31, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Feb. 28, 2022 shares	Aug. 31, 2021 shares	Mar. 31, 2021 shares	Feb. 28, 2021 shares	Feb. 29, 2020 installment $ / shares shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2015 shares	Jan. 01, 2024 shares	Nov. 20, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding														4,540,059					4,483,112									4,750,553		4,750,553		4,540,059	4,483,112
Common stock, shares issued														4,540,059					4,483,112									4,750,553		4,750,553		4,540,059	4,483,112
Number of restricted stock units outstanding														47,194					31,043													47,194	31,043	48,045
Number of options outstanding														658,138					640,787									354,964		354,964		658,138	640,787	542,690
Options granted																														253,760		167,056
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																												$ 1,136	$ 2,834	$ 4,289	$ 8,436	$ 11,607	$ 13,648	$ 16,695
Stock Options | Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																												16	1,387	795	4,314	5,973	7,222	7,126
Stock Options | General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																												1,120	1,447	3,494	4,122	5,634	6,426	9,569
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																												353	500	2,285	1,693
Share-Based Payment Arrangement, Forfeited																299
Restricted Stock Units | Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																													90	249	385
Restricted Stock Units | General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																												$ 353	$ 410	$ 2,036	$ 1,308
Employees [Member] | Restricted Stock Units | Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																476	765	1,201
Employees [Member] | Restricted Stock Units | General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																1,146	2,693	2,324
Employees [Member] | Performance Restricted Stock Units [Member] | March 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																0
Director [Member] | Restricted Stock Units | General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																$ 501	$ 628	$ 565
Employees And Non-Employee Members Of Board Of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares																																$ 5.75	$ 7.25	$ 12
Options granted																																167,056	158,327	118,553
Employees And Non-Employee Members Of Board Of Directors [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares																													$ 26.88	$ 7.92	$ 70.32
Employees And Non-Employee Members Of Board Of Directors [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, grant date fair value | $ / shares																														$ 7.92	$ 93.72
Non-employee Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																												0	0	0	0
2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options that may be granted after the tenth anniversary of the 2014 Plan																														0		0
Annual increases in number of shares reserved for issuance as a percentage of shares of capital stock outstanding through January 1, 2024																																			3.00%
Share-based compensation arrangement by share-based payment award, number of shares authorized														1,016,919																		1,016,919				1,153,120
Options granted																												0	12,979	253,760	162,889
2014 Equity Incentive Plan [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded																												0	0	75,324	50,098
2014 Equity Incentive Plan [Member] | Time-based Restricted Stock Units [Member] | Research and Development [Member] | December 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																$ 96
2014 Equity Incentive Plan [Member] | Time-based Restricted Stock Units [Member] | General and Administrative [Member] | December 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																$ 103
2014 Equity Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized																																				1,153,120
2014 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of awards granted																														10 years		10 years
2014 Equity Incentive Plan [Member] | Maximum [Member] | Incentive Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized																																			2,500,000
2014 Equity Incentive Plan [Member] | Board of Directors Chairman [Member] | Restricted Stock Units | June 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded																					990
2014 Equity Incentive Plan [Member] | Board of Directors Chairman [Member] | Restricted Stock Units | General and Administrative [Member] | June 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																	$ 100
2014 Equity Incentive Plan [Member] | Employees [Member] | Performance Restricted Stock Units [Member] | February 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded								20,250
Restricted stock units, grant date fair value | $ / shares								$ 125.52
Compensation expense | $																																	$ 0
Restricted stock units, Forfeited																			17,833
Number of restricted stock units outstanding														0																		0
2014 Equity Incentive Plan [Member] | Employees [Member] | Performance Restricted Stock Units [Member] | March 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded												14,667
Restricted stock units, grant date fair value | $ / shares												$ 247.08
Compensation expense | $																																		$ 906
Restricted stock units, vested																							3,167	3,667
Restricted stock units, forfeited due to performance targets not getting met																						7,833
Number of restricted stock units outstanding														0																		0
2014 Equity Incentive Plan [Member] | Employees [Member] | Performance Restricted Stock Units [Member] | February 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded																											11,500
Restricted stock units, grant date fair value | $ / shares																											$ 196.32
Compensation expense | $																																		1,256
Restricted stock units, vested																									3,333	3,063
Restricted stock units, Forfeited																																	2,042
Number of restricted stock units outstanding														0																		0
2014 Equity Incentive Plan [Member] | Employees [Member] | Performance Restricted Stock Units [Member] | March 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded			33,917
Restricted stock units, grant date fair value | $ / shares			$ 120.72
Restricted stock units, Forfeited														14,013
Number of restricted stock units outstanding														19,904																		19,904
2014 Equity Incentive Plan [Member] | Employees [Member] | Performance Restricted Stock Units [Member] | Research and Development [Member] | March 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																		329
2014 Equity Incentive Plan [Member] | Employees [Member] | Performance Restricted Stock Units [Member] | Research and Development [Member] | February 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																		524
2014 Equity Incentive Plan [Member] | Employees [Member] | Performance Restricted Stock Units [Member] | General and Administrative [Member] | Modified November 2021 Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																$ 303
2014 Equity Incentive Plan [Member] | Employees [Member] | Performance Restricted Stock Units [Member] | General and Administrative [Member] | March 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																729		577
2014 Equity Incentive Plan [Member] | Employees [Member] | Performance Restricted Stock Units [Member] | General and Administrative [Member] | February 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																		732
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | Modified March 2021 Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, Forfeited																					1,444
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | Modified February 2020 Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, vested																					1,389
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | February 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted								3 years
Awarded								12,098
Restricted stock units, grant date fair value | $ / shares								$ 125.52
Number of equal installment | installment								3
Compensation expense | $																																$ 406	$ 390
Restricted stock units, vested																		3,577
Number of restricted stock units outstanding														6,555																		6,555
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | December 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, vested	2,183
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | March 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted												3 years
Awarded												8,333
Restricted stock units, grant date fair value | $ / shares												$ 247.08
Number of equal installment | installment												3
Restricted stock units, vested																					1,444	2,778
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | February 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted																											3 years
Awarded																											8,167
Restricted stock units, grant date fair value | $ / shares																											$ 196.32
Number of equal installment | installment																											3
Compensation expense | $																																$ 39	526	607
Restricted stock units, vested																		1,333					2,722			2,772
Number of restricted stock units outstanding														0																		0
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | Research and Development [Member] | February 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																$ 135	161
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | Research and Development [Member] | March 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																219		166
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | Research and Development [Member] | February 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																26	175	174
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | General and Administrative [Member] | Modified February 2020 Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																	264	73
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | General and Administrative [Member] | February 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																271	229
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | General and Administrative [Member] | March 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																		426
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | General and Administrative [Member] | February 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																$ 13	351	433
2014 Equity Incentive Plan [Member] | Director [Member] | Incentive Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted																														3 years		3 years
2014 Equity Incentive Plan [Member] | Director [Member] | Restricted Stock Units | June 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted													1 year
Awarded													3,000
Restricted stock units, grant date fair value | $ / shares													$ 187.44
Restricted stock units vesting date											Jun. 03, 2021
Number of restricted stock units outstanding														0																		0
2014 Equity Incentive Plan [Member] | Director [Member] | Restricted Stock Units | General and Administrative [Member] | June 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																		239
2014 Equity Incentive Plan [Member] | Executive Officers [Member] | Time-based Restricted Stock Units [Member] | December 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted									18 months
Awarded									5,298
Restricted stock units, grant date fair value | $ / shares									$ 149.4
Number of equal installment | installment									2
Compensation expense | $																																$ 199	433	20
Restricted stock units, vested																			2,184													0
2014 Equity Incentive Plan [Member] | Executive Officers [Member] | Time-based Restricted Stock Units [Member] | October 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded				606
Restricted stock units, grant date fair value | $ / shares				$ 113.04
Number of restricted stock units outstanding														0																		0
2014 Equity Incentive Plan [Member] | Executive Officers [Member] | Time-based Restricted Stock Units [Member] | March 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																$ 329	646	592
Restricted stock units, vested																	1,333
Number of restricted stock units outstanding														1,333																		1,333
2014 Equity Incentive Plan [Member] | Executive Officers [Member] | Time-based Restricted Stock Units [Member] | Research and Development [Member] | December 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																$ 210		8
2014 Equity Incentive Plan [Member] | Executive Officers [Member] | Time-based Restricted Stock Units [Member] | Research and Development [Member] | March 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																219
2014 Equity Incentive Plan [Member] | Executive Officers [Member] | Time-based Restricted Stock Units [Member] | General and Administrative [Member] | Modified March 2021 Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																	317	75
2014 Equity Incentive Plan [Member] | Executive Officers [Member] | Time-based Restricted Stock Units [Member] | General and Administrative [Member] | December 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																	223	12
2014 Equity Incentive Plan [Member] | Executive Officers [Member] | Time-based Restricted Stock Units [Member] | General and Administrative [Member] | October 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																51	17
2014 Equity Incentive Plan [Member] | Executive Officers [Member] | Time-based Restricted Stock Units [Member] | General and Administrative [Member] | March 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																$ 110	427
2014 Equity Incentive Plan [Member] | Former Chief Financial Officer [Member] | Performance Restricted Stock Units [Member] | February 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, Forfeited																					2,417
2014 Equity Incentive Plan [Member] | Former Chief Financial Officer [Member] | Time-based Restricted Stock Units [Member] | February 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, Forfeited																					1,667
2014 Equity Incentive Plan [Member] | Former Chief Financial Officer [Member] | Time-based Restricted Stock Units [Member] | December 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, Forfeited																					931
2014 Equity Incentive Plan [Member] | Interim Principal Financial and Accounting Officer [Member] | Time-based Restricted Stock Units [Member] | June 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded					625
Restricted stock units, grant date fair value | $ / shares					$ 95.28
Number of restricted stock units outstanding														0																		0
2014 Equity Incentive Plan [Member] | Interim Principal Financial and Accounting Officer [Member] | Time-based Restricted Stock Units [Member] | General and Administrative [Member] | June 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																	60
2014 Equity Incentive Plan [Member] | Chief Executive Officer [Member] | Time-based Restricted Stock Units [Member] | October 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded										12,329
Restricted stock units, grant date fair value | $ / shares										$ 201.96
Number of restricted stock unit tranches | tranche										2
Restricted stock units, vested																				2,958												2,958
Number of restricted stock units outstanding														5,917																		5,917
2014 Equity Incentive Plan [Member] | Chief Executive Officer [Member] | Time-based Restricted Stock Units [Member] | October 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, vested																				2,958
2014 Equity Incentive Plan [Member] | Chief Executive Officer [Member] | Time-based Restricted Stock Units [Member] | General and Administrative [Member] | October 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																$ 598	657	144
2014 Equity Incentive Plan [Member] | Chief Executive Officer [Member] | Share-Based Compensation Award, Tranche One [Member] | Time-based Restricted Stock Units [Member] | October 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested shares on first anniversary of grant date										25.00%
Awarded										11,833
2014 Equity Incentive Plan [Member] | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Two [Member] | Time-based Restricted Stock Units [Member] | October 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted										36 months
Restricted stock units, vested							495
2014 Equity Incentive Plan [Member] | Employee And Nonemployee Consultants [Member] | Share-Based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested shares on first anniversary of grant date																														25.00%		25.00%
2014 Equity Incentive Plan [Member] | Employee And Nonemployee Consultants [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted																														36 months		36 months
2014 Equity Incentive Plan [Member] | Employee And Nonemployee Consultants [Member] | Share Based Compensation Subsequent Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted																														4 years		4 years
2014 Equity Incentive Plan [Member] | Non-employee Directors [Member] | General and Administrative [Member] | June 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																$ 292
2014 Equity Incentive Plan [Member] | Non-employee Directors [Member] | Restricted Stock Units | June 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted						1 year
Awarded						4,948
Restricted stock units, grant date fair value | $ / shares						$ 101.04
Restricted stock units, vested																																0
2014 Equity Incentive Plan [Member] | Non-employee Directors [Member] | Restricted Stock Units | June 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted											1 year
Awarded											3,600
Restricted stock units, grant date fair value | $ / shares											$ 156.72
Number of restricted stock units outstanding														0																		0
2014 Equity Incentive Plan [Member] | Non-employee Directors [Member] | Restricted Stock Units | June 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted		1 year
Awarded		16,181
Restricted stock units, grant date fair value | $ / shares		$ 37.08
Restricted stock units, Forfeited															2,697
Number of restricted stock units outstanding														13,484																		13,484
2014 Equity Incentive Plan [Member] | Non-employee Directors [Member] | Restricted Stock Units | General and Administrative [Member] | June 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																$ 209	$ 290
2014 Equity Incentive Plan [Member] | Non-employee Directors [Member] | Restricted Stock Units | General and Administrative [Member] | June 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																																$ 238		$ 326
2014 Equity Incentive Plan [Member] | Employees And Non-Employee Members Of Board Of Directors [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded																														75,323		50,098
Restricted stock units, grant date fair value | $ / shares																														$ 7.92		$ 93.72
Restricted stock units, vested																														30,494		16,939
Restricted stock units, Forfeited																														11,362		17,008
Number of restricted stock units outstanding														47,194					31,043									80,661		80,661		47,194	31,043
2019 Inducement Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded																												0	0	0	0
2019 Inducement Plan [Member] | Incentive Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																																0	0	0
2019 Inducement Plan [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded																												0	0	0	0
2019 Inducement Plan [Member] | Share-Based Compensation Award, Tranche One [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested shares on first anniversary of grant date																														25.00%		25.00%
2019 Inducement Plan [Member] | Share-based Compensation Award, Tranche Two [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted																														36 months		36 months
2019 Inducement Plan [Member] | Share Based Compensation Subsequent Awards [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted																														4 years		4 years
2019 Inducement Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized																																					25,000